Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 1,362,553	$ 1,128,678
Cost of sales
Mine operating costs	695,728	607,170
Depreciation and amortization	292,880	298,630
Cost of Sales	988,608	905,800
Gross Profit	373,945	222,878
Selling and administrative expenses	42,283	37,774
Exploration and evaluation expenses	15,474	4,742
Other operating expenses	(12,440)	10,586
Asset and goodwill impairment loss	11,320	0
Results from operating activities	317,308	169,776
Finance income	(2,849)	(2,792)
Finance expenses	103,028	167,071
Other finance gain	18,401	(108)
Net finance expense	118,580	164,171
Profit (loss) before tax	198,728	5,605
Tax expense (recovery)	34,829	40,798
Loss for the year	$ 163,899	$ (35,193)
Loss per share - basic and diluted	$ 0.67	$ (0.15)
Weighted average number of common shares outstanding:
Diluted	243,500,696	235,807,509